Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to alternative scenarios (Details) € in Billions	12 Months Ended
Dec. 31, 2023 EUR (€) $ / bbl $ / MMBTU $ / t
Eni's scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	77.00%
Brent price per bbl | $ / bbl	48
Long-term gas price | $ / MMBTU	6.2
IEA SDS WEO 2021 scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	56.00%
Possible impairments	€ (1.0)
IEA NZE 2050 scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	28.00%
Value in use of the O&G CGUs Headroom vs Carrying amount, non-tax deductible CO2 charges	23.00%
Brent price per bbl | $ / bbl	25
Long-term gas price | $ / MMBTU	4.1
Eni's scenario with +1% increase in WAAC
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	67.00%
Possible impairments	€ (0.2)
Minimum | IEA NZE 2050 scenario
Impairment
Possible impairments	€ (3.2)
Cost CO2 | $ / t	250
Maximum | IEA NZE 2050 scenario
Impairment
Possible impairments	€ (4.3)
Cost CO2 | $ / t	180